Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Long-Term Debt [Abstract]
Schedule of Debt
Debt	December 31, 2013	June 30, 2014
Current portion of long-term debt	$17,257,750	$30,698,424
Long-term debt	162,857,176	167,483,576
Total long-term debt	$180,114,926	$198,182,000